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                                                              March 1,1996

VIA ELECTRONIC FILING
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

         Re:     Merrill Lynch EuroFund
                 Post-Effective Amendment No. 12
                 under the Securities Act  to the
                 Registration Statement on Form N-1A
                 (Securities Act File No. 33-4026;
                 Investment Company Act File No. 811-4612)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch EuroFund (the "Trust") hereby certifies that:

                 (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

                 (2) the text of Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on February 27,1996.

                                           Very truly yours,

                                           MERRILL LYNCH EUROFUND

                                           By:     /s/ Robert Harris
                                                   Authorized Officer